VIA EDGAR and Electronic Mail
June 23, 2021
AIG Life and Retirement 21650 Oxnard St. Suite 750 Woodland Hills, CA 91367 Manda Ghaferi Vice President and Deputy General Counsel Legal Department T + 1 310 772 6545 MGhaferi@aig.com		Mr. Jeff Foor
U.S. Securities and Exchange Commission Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

	Re:	Variable Annuity Account Ten (“Registrant”)
American General Life Insurance Company (“Depositor”)
Advanced Outcomes Annuity (“Variable Annuity”)
Initial Form N-4
File Nos. 333- 254664 and 811-23649

Dear Mr. Foor:

Thank you for your verbal comments regarding the initial Form N-4 Registration Statement referenced above. We have responded to your comments as follows:

Premium Allocation to Money Market Fund

Comment – The Depositor cannot allocate all initial and subsequent premiums to the money market fund with instructions provided by the contract owner to allocate their premium to one or more variable portfolios absent no-action relief provided by the Securities and Exchange Commission (“SEC”).

Response – The Depositor will not mandate allocation of all initial and subsequent premiums to the money market fund as a holding account unless the client has indicated they intend to invest in the money market fund while awaiting the beginning of the term date for a fund that is not yet available for investment. Contract owners can allocate their initial and subsequent premiums to any of the available investment options under the Variable Annuity. The prospectus has been revised accordingly.

Early Cutoff for Transfers

Comment - The Depositor can administer an early cutoff of two hours prior to market close on transfers of funds made by contract owners between available investment options without administering a “black out period”.

Response – The Depositor will administer an early cutoff of two hours prior to market close on transfers of funds made by contract owners between available investment options without administering a “black out period”. The prospectus language has not been materially changed from the Initial Registration Statement filing.

Early Cutoff for Redemptions

Comment – The Depositor can administer an early cutoff of two hours prior to market close on redemptions with a “black out period” provided the underlying funds’ board of directors consent to the time and practice of the early cutoff.

Response – The Depositor will administer an early cutoff of two hours prior to market close on redemptions with a “black out period” provided the underlying funds’ board of directors find appropriate the time and practice of the early cutoff. We are working with the unaffiliated investment manager to confirm the board has reviewed and approved early cutoff with respect to each fund offered. The prospectus has been revised accordingly assuming such approval will be obtained.

On behalf of the Registrant and Depositor, submitted herewith pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a copy of the Amended N-4 registration statement to the initial N-4 registration statement filed on March 24, 2021.

Please note that the Registrant has removed all financial statements and references to Independent Auditors from this Amended N-4. Registrant commits to file a pre-effective amendment that will include the Staff’s comments as well as the appropriate financial statements and Auditor’s consent.

Should you have any questions or need any additional information, please do not hesitate to contact me at (310) 772-6259 or e-mail: MGhaferi@aig.com.

Very truly yours, /s/ Manda Ghaferi
Manda Ghaferi
Vice President & Deputy General Counsel

CC: Michael Kosoff